John Hancock Mutual Life Insurance Company
                                             [LOGO OF JOHN HANCOCK APPEARS HERE]
Law Sector

John Hancock Place
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-9193

Francis C. Cleary, Jr.
Vice President and Counsel


                                                March 12, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  John Hancock Variable Life Account V
     File No. 33-16611
     CIK 0000820299

     Rule 497(j) Filing

Commissioners:

     Conveyed via EDGAR for filing pursuant to Rule 101(a)(1)(i) of Regulation S-T and pursuant to Rule 497(j) under the Securities Act of 1933 is this certification that:

     (1) the form of the scheduled premium policy prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement, and

     (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.

     If you have any questions with respect to this submission, please do not hesitate to call me at (617) 572-9193.

                                                Very truly yours,



                                                /s/FRANCIS C. CLEARY, JR.
                                                Francis C. Cleary, Jr.
                                                Vice President and Counsel

RAK0511.DOC
cc: L. Mangan,S. DaDalt